Loans payable (Tables)	9 Months Ended
Sep. 30, 2024
Loans payable.
Schedule of bank loans

	TMS device loans (i)	Credit Facility (ii)	Promissory notes (iii)	Neuronetics Note (iv)	Total
Short Term	$6,696	—	$7,412,790	$4,000,000	$11,419,486
Long Term	—	131,595,084	178,981	—	131,774,065

Total, net	$6,696	$131,595,084	$7,591,771	$4,000,000	$143,193,551
Unamortized capitalized financing costs	—	2,907,505	151,081	—	3,058,586

Total, September 30, 2024	$6,696	$134,502,589	$7,742,852	$4,000,000	$146,252,137

Schedule of non-controlling interest loans

	September 30, 2024	December 31, 2023
Non-controlling interest loans	$58,074	$63,174